STOCK OPTION AWARDS (Details)	Feb. 02, 2015 $ / shares shares
STOCK OPTION AWARDS
Ten-year non-statutory stock options to purchase shares of common stock | shares	6,950,000
Stock options vest over the month period	36
Exercise price per share were issued under the 2015 Equity Incentive Plan | $ / shares	$ 0.10
Options term in year	10
Stock price on the grant date | $ / shares	$ 0.03
Intrinsic value for options | shares	0